Note 26 - Impairment Testing of Goodwill and Intangible Assets With Indefinite Lives - Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Goodwill at end of period	$ 339,921	$ 300,673
Intangible assets and goodwill	472,656	401,926
Consumer division [member]
Statement Line Items [Line Items]
Goodwill at end of period	181,358	147,252
Consumer division [member] | The North America [member]
Statement Line Items [Line Items]
Goodwill at end of period	168,003
Brand	19,570
Consumer division [member] | The North America [member] | Goodwill and brand names [member]
Statement Line Items [Line Items]
Intangible assets and goodwill	187,573
Consumer division [member] | UNITED KINGDOM
Statement Line Items [Line Items]
Goodwill at end of period	13,355
Brand
Consumer division [member] | UNITED KINGDOM | Goodwill and brand names [member]
Statement Line Items [Line Items]
Intangible assets and goodwill	13,355
Commercial division [member]
Statement Line Items [Line Items]
Goodwill at end of period	158,563	$ 153,421
Commercial division [member] | The North America [member]
Statement Line Items [Line Items]
Goodwill at end of period	158,563
Brand	14,734
Commercial division [member] | The North America [member] | Goodwill and brand names [member]
Statement Line Items [Line Items]
Intangible assets and goodwill	$ 173,297